Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Commitments [Line Items]
Total amount of bank loans		$ 220,000			$ 344,500
Rental expenses		11,500	$ 11,200	$ 19,600
Outstanding principal of bank loans repaid		0	$ 0	$ 344,500
Interest payment commitment [Member]
Operating Commitments [Line Items]
Interest expected to pay in 2019		8,419
Interest expected to pay in 2020		8,419
Interest expected to pay in 2021		$ 7,062
Subsequent Event [Member]
Operating Commitments [Line Items]
Outstanding principal of bank loans repaid	$ 80,000